Restructuring - Rollforward Activity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring charge	$ 18,089,000	$ 0	$ 18,089,000	$ 0
Resource rationalization, 2020
Restructuring Reserve [Roll Forward]
Restructuring charge	18,089,000	$ 0	18,089,000	0
Utilization	(1,807,000)		(1,807,000)
Provision, ending balance	16,282,000		16,282,000
Resource rationalization, 2020 | Workforce reductions
Restructuring Reserve [Roll Forward]
Restructuring charge	11,391,000		11,391,000
Utilization	(1,807,000)		(1,807,000)
Provision, ending balance	9,584,000		9,584,000
Resource rationalization, 2020 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring charge	6,698,000		6,698,000
Utilization	0		0
Provision, ending balance	6,698,000		6,698,000
Resource rationalizations 2018
Restructuring Reserve [Roll Forward]
Restructuring charge			0			$ 12,490,000
Provision, beginning balance			1,637,000	6,419,000	$ 6,419,000
Utilization			(641,000)		(4,782,000)	(6,071,000)
Provision, ending balance	996,000		996,000		1,637,000	6,419,000
Resource rationalizations 2018 | Workforce reductions
Restructuring Reserve [Roll Forward]
Restructuring charge						9,684,000
Provision, beginning balance			731,000	4,285,000	4,285,000
Utilization			(430,000)		(3,554,000)	(5,399,000)
Provision, ending balance	301,000		301,000		731,000	4,285,000
Resource rationalizations 2018 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring charge						2,806,000
Provision, beginning balance			906,000	$ 2,134,000	2,134,000
Utilization			(211,000)		(1,228,000)	(672,000)
Provision, ending balance	$ 695,000		$ 695,000		$ 906,000	$ 2,134,000